Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (595,690)	$ (174,814)	$ 994,112
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	687,589	707,824	694,891
Provision for (benefit from) doubtful accounts	(836)	(4,094)	24,591
Foreign currency transaction (gain) loss	6,736	(876)	(3,300)
Loss on disposal of assets	46	45	20
Share-based compensation	6,824	15,995	23,222
Deferred income taxes	79,160	43,931	(9,737)
Amortization of discount, premium, issuance costs and related costs	48,495	48,696	24,622
(Gain) loss on early extinguishment of debt	199,658	4,109	(1,030,092)
Unrealized (gains) losses on derivative financial instruments	(14,685)	275	(764)
Amortization of actuarial loss and prior service credits for retirement benefits	3,823	3,287	3,361
Other non-cash items	1,178	(287)	220
Changes in operating assets and liabilities:
Receivables	(63,814)	(14,333)	6,478
Prepaid expenses, contract and other assets	3,708	(24,760)	(51,388)
Accounts payable and accrued liabilities	7,291	(42,337)	35,850
Accrued interest payable	21,442	58,367	43,347
Deferred revenue and contract liabilities	(39,763)	(134,577)	(58,796)
Accrued retirement benefits	(15,902)	(13,422)	(9,385)
Other long-term liabilities	8,913	(8,783)	(8,497)
Net cash provided by operating activities	344,173	464,246	678,755
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(255,696)	(461,627)	(714,570)
Purchase of investments	(19,000)	(25,744)	(4,000)
Capital contribution to unconsolidated affiliate	(48,097)	(30,714)	(12,019)
Proceeds from insurance settlements	20,409	49,788	0
Proceeds from insurance settlements	18,750	0	0
Net cash used in investing activities	(283,634)	(468,297)	(730,589)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,585,875	1,500,000	1,730,200
Repayments of long-term debt	(4,782,451)	(1,500,000)	(791,944)
Debt issuance costs	(49,436)	(41,237)	(48,900)
Debt modification fees	(3,954)	0	0
Proceeds from stock issuance, net of issuance costs	224,250	0	0
Payment of premium on early extinguishment of debt	(33,890)	0	(32)
Payments on tender, debt exchange and consent	0	(14)	(293,276)
Dividends paid to preferred shareholders	0	0	(4,959)
Other payments for satellites	0	(35,396)	(18,333)
Principal payments on deferred satellite performance incentives	(25,488)	(37,186)	(17,429)
Dividends paid to noncontrolling interest	(8,825)	(8,755)	(8,980)
Proceeds from exercise of employee stock options	3,211	476	0
Other financing activities	385	414	0
Net cash provided by (used in) financing activities	(90,323)	(121,698)	546,347
Effect of exchange rate changes on cash and cash equivalents	(4,450)	1,116	(30)
Net change in cash, cash equivalents and restricted cash	(34,234)	(124,633)	494,483
Cash, cash equivalents and restricted cash, beginning of period	541,391	666,024	171,541
Cash, cash equivalents and restricted cash, end of period	507,157	541,391	666,024
Supplemental cash flow information:
Interest paid, net of amounts capitalized	1,052,885	915,627	870,370
Income taxes paid, net of refunds	57,085	33,731	22,687
Supplemental disclosure of non-cash investing activities:
Accrued capital expenditures and payments for satellites	28,203	38,450	127,008
Capitalization of deferred satellite performance incentives	28,161	44,445	69,909
Supplemental disclosure of non-cash financing activities:
Repayments of long-term debt	0	0	1,468,401
Issuance of long-term debt	0	0	(731,884)
Discount on long-term debt	0	0	212,660
Write-off of debt issuance costs	$ 0	$ 0	$ (9,253)